RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Balances and Transactions with Related Parties
Balances with related parties:

	December 31,
	2013	2012
Assets:

Trade	$11	$153
Other current assets	$-	$4

Liabilities:

Trade	$159	$229
Other payables and accrued expenses	$46	$44
Short term loan (see note 8)	$-	$777

Transactions with related parties:

	Year ended December 31,
	2013	2012	2011

Revenues	$403	$451	$347

Expenses:

Cost of sales	$54	$66	$62

Operating expenses:

Research and development	$208	$198	$193
Sales and marketing	$126	$181	$159
General and administrative	$53	$57	$57